Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,183,000.00
Total Fee Amount	5,963.57
Total Offset Amount	0.00
Net Fee	$ 5,963.57
Offering Table N/A
Offset Table N/A	N/A